Schedule of Investments (unaudited)	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	$60	$62,347
WPP Finance 2010, 3.63%, 09/07/22(a)	10	10,489
		72,836
Aerospace & Defense — 1.7%
Boeing Co. (The), 2.70%, 05/01/22(a)	70	71,777
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	218	224,544
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)(a)	35	36,735
Northrop Grumman Corp., 2.55%, 10/15/22 (Call 09/15/22)	26	26,937
Raytheon Technologies Corp., 2.50%, 12/15/22 (Call 09/15/22)	100	103,464
		463,457
Agriculture — 2.4%
Altria Group Inc., 2.85%, 08/09/22	85	88,137
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)	225	231,858
2.50%, 08/22/22	25	25,856
2.63%, 03/06/23	289	302,759
		648,610
Apparel — 1.0%
Ralph Lauren Corp., 1.70%, 06/15/22	110	111,855
VF Corp., 2.05%, 04/23/22	150	153,132
		264,987
Auto Manufacturers — 5.8%
American Honda Finance Corp.
0.40%, 10/21/22	100	100,124
1.95%, 05/20/22	60	61,276
2.05%, 01/10/23	100	103,260
2.20%, 06/27/22	262	268,901
2.60%, 11/16/22	60	62,443
General Motors Financial Co. Inc.
3.25%, 01/05/23 (Call 12/05/22)	50	52,314
3.45%, 04/10/22 (Call 02/10/22)	85	87,534
3.55%, 07/08/22	50	52,036
5.20%, 03/20/23	25	27,337
PACCAR Financial Corp.
1.90%, 02/07/23	25	25,800
2.30%, 08/10/22	50	51,541
2.65%, 05/10/22	50	51,548
Toyota Motor Credit Corp.
2.15%, 09/08/22	225	231,734
2.63%, 01/10/23	248	258,947
2.70%, 01/11/23	75	78,422
2.80%, 07/13/22	75	77,722
		1,590,939
Beverages — 3.2%
Constellation Brands Inc., 2.65%, 11/07/22 (Call 10/07/22)	12	12,439
Diageo Investment Corp.
2.88%, 05/11/22	200	206,356
8.00%, 09/15/22	75	84,119
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	175	179,163
2.75%, 03/01/23(a)	264	277,446
3.10%, 07/17/22 (Call 05/17/22)	114	118,155
		877,678
Biotechnology — 1.3%
Amgen Inc.
2.65%, 05/11/22 (Call 04/11/22)	26	26,738
3.63%, 05/15/22 (Call 02/15/22)	46	47,557

Security	Par (000)	Value

Biotechnology (continued)
Biogen Inc., 3.63%, 09/15/22	$60	$63,134
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	225	234,112
		371,541
Building Materials — 0.2%
Carrier Global Corp., 1.92%, 02/15/23 (Call 01/15/23)	50	51,412

Chemicals — 1.7%
Air Products and Chemicals Inc., 2.75%, 02/03/23	41	42,936
Cabot Corp., 3.70%, 07/15/22	40	41,401
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	30	32,067
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	41	42,652
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)	8	8,238
Linde Inc./CT
2.20%, 08/15/22 (Call 05/15/22)	49	50,185
2.70%, 02/21/23 (Call 11/21/22)	149	155,277
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	40	41,742
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	45	46,692
		461,190
Commercial Services — 0.5%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	8	8,470
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	10	10,455
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	100	104,098
4.50%, 09/01/22 (Call 06/01/22)	8	8,426
PayPal Holdings Inc., 2.20%, 09/26/22(a)	18	18,546
		149,995
Computers — 5.3%
Apple Inc.
1.70%, 09/11/22	18	18,425
2.10%, 09/12/22 (Call 08/12/22)	16	16,452
2.30%, 05/11/22 (Call 04/11/22)	150	153,686
2.70%, 05/13/22	250	257,875
2.85%, 02/23/23 (Call 12/23/22)	260	272,628
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	75	79,447
HP Inc., 4.05%, 09/15/22	45	47,565
IBM Credit LLC, 2.20%, 09/08/22	100	103,044
International Business Machines Corp.
1.88%, 08/01/22	300	307,311
2.88%, 11/09/22	200	209,230
		1,465,663
Cosmetics & Personal Care — 2.4%
Colgate-Palmolive Co., 1.95%, 02/01/23	150	155,052
Procter & Gamble Co. (The), 2.15%, 08/11/22	297	305,762
Unilever Capital Corp., 2.20%, 05/05/22 (Call 04/05/22)(a)	200	204,594
		665,408
Diversified Financial Services — 2.5%
Visa Inc., 2.80%, 12/14/22 (Call 10/14/22)	660	688,987

Electric — 8.4%
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	41	42,312
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	50	51,976
Berkshire Hathaway Energy Co., 2.80%, 01/15/23 (Call 12/15/22)	75	78,485
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)	41	42,063
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	8	8,252

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	$65	$67,483
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 06/15/22)	41	42,260
DTE Energy Co.
2.25%, 11/01/22	8	8,252
Series B, 3.30%, 06/15/22 (Call 04/15/22)	25	25,847
Series H, 0.55%, 11/01/22(a)	70	70,230
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	60	62,492
3.05%, 03/15/23 (Call 02/15/23)	100	105,558
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	100	102,896
3.05%, 08/15/22 (Call 05/15/22)	120	124,062
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)	100	102,579
Edison International, 2.40%, 09/15/22 (Call 08/15/22)	50	51,157
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	35	36,618
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	91	94,761
Georgia Power Co., 2.85%, 05/15/22	35	36,110
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	8	8,306
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	75	77,323
2.40%, 04/25/22 (Call 03/25/22)	175	179,228
2.70%, 02/15/23 (Call 12/15/22)	50	52,141
NextEra Energy Capital Holdings Inc.
2.80%, 01/15/23 (Call 12/15/22)	54	56,500
2.90%, 04/01/22	50	51,497
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)	150	152,907
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	95	97,754
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	110	114,259
7.00%, 09/01/22(a)	10	11,026
Pacific Gas & Electric Co., 1.75%, 06/16/22 (Call 06/16/21)	100	100,277
PPL Capital Funding Inc., 3.50%, 12/01/22 (Call 09/01/22)	25	26,191
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	41	42,036
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)	50	51,917
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	40	42,314
Sempra Energy, 2.88%, 10/01/22 (Call 07/01/22)	51	52,744
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	45	47,006
		2,316,819
Electrical Components & Equipment — 0.6%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)	150	156,063

Electronics — 2.5%
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	60	61,653
Honeywell International Inc.
0.48%, 08/19/22 (Call 08/19/21)	300	300,405
2.15%, 08/08/22 (Call 07/08/22)	300	307,929
Jabil Inc., 4.70%, 09/15/22	8	8,525
Roper Technologies Inc., 3.13%, 11/15/22 (Call 08/15/22)	8	8,336
		686,848
Environmental Control — 0.2%
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	45	46,568

Food — 0.9%
Campbell Soup Co., 2.50%, 08/02/22	75	77,337
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	26	27,264

Security	Par (000)	Value

Food (continued)
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	$8	$8,290
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	12	12,397
Mondelez International Inc., 0.63%, 07/01/22	18	18,078
Sysco Corp., 2.60%, 06/12/22	50	51,481
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	59	61,663
		256,510
Gas — 0.1%
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	35	36,784

Health Care - Products — 0.1%
Boston Scientific Corp., 3.38%, 05/15/22	4	4,150
DH Europe Finance II Sarl, 2.05%, 11/15/22	12	12,362
		16,512
Health Care - Services — 0.8%
CommonSpirit Health, 2.95%, 11/01/22	49	51,072
Kaiser Foundation Hospitals, 3.50%, 04/01/22	125	129,709
Laboratory Corp. of America Holdings, 3.75%, 08/23/22 (Call 05/23/22)	41	42,781
		223,562
Home Builders — 0.3%
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	70	73,330

Household Products & Wares — 0.3%
Church & Dwight Co. Inc., 2.88%, 10/01/22	41	42,677
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	43	44,564
		87,241
Internet — 3.8%
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	300	312,642
2.50%, 11/29/22 (Call 08/29/22)	141	146,001
Baidu Inc.
2.88%, 07/06/22	200	205,274
3.50%, 11/28/22	200	209,014
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)(a)	75	78,510
eBay Inc., 2.60%, 07/15/22 (Call 04/15/22)	100	102,641
		1,054,082
Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	59	61,977

Machinery — 5.8%
ABB Finance USA Inc., 2.88%, 05/08/22	230	237,404
Caterpillar Financial Services Corp.
1.90%, 09/06/22	50	51,293
1.95%, 11/18/22	50	51,457
2.40%, 06/06/22	150	154,231
2.63%, 03/01/23	149	156,106
2.85%, 06/01/22	75	77,540
Caterpillar Inc., 2.60%, 06/26/22 (Call 03/26/22)	157	161,167
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	313	321,113
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	8	8,276
John Deere Capital Corp., 2.80%, 03/06/23	345	363,133
		1,581,720
Manufacturing — 1.9%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	50	51,462
2.00%, 06/26/22	202	206,971
2.25%, 03/15/23 (Call 02/15/23)	125	130,037
Eaton Corp., 2.75%, 11/02/22	50	52,068
General Electric Co., 2.70%, 10/09/22	50	51,928

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Parker-Hannifin Corp., 3.50%, 09/15/22	$30	$31,463
		523,929
Media — 1.5%
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	118	137,272
TWDC Enterprises 18 Corp., 2.35%, 12/01/22	170	176,276
Walt Disney Co. (The)
1.65%, 09/01/22	60	61,252
3.00%, 09/15/22	46	47,945
		422,745
Metal Fabricate & Hardware — 0.8%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	202	209,585

Mining — 0.0%
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	9	9,486

Oil & Gas — 9.1%
BP Capital Markets America Inc., 3.25%, 05/06/22	182	188,607
BP Capital Markets PLC, 2.50%, 11/06/22(a)	410	425,330
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	50	52,165
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)	425	438,978
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	160	166,758
Exxon Mobil Corp.
1.90%, 08/16/22	114	116,923
2.73%, 03/01/23 (Call 01/01/23)	262	273,850
Husky Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	50	51,423
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	17	17,441
Phillips 66, 4.30%, 04/01/22	85	88,751
Shell International Finance BV
2.25%, 01/06/23	214	222,010
2.38%, 08/21/22	225	232,216
Total Capital International SA, 2.70%, 01/25/23	210	219,780
		2,494,232
Oil & Gas Services — 1.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	260	270,868
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	30	30,910
		301,778
Pharmaceuticals — 10.3%
AbbVie Inc.
2.90%, 11/06/22	142	148,133
3.25%, 10/01/22 (Call 07/01/22)	50	51,969
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)	18	18,466
Bristol-Myers Squibb Co.
2.00%, 08/01/22	202	207,054
2.60%, 05/16/22	100	102,989
3.25%, 08/15/22	101	105,495
3.25%, 02/20/23 (Call 01/20/23)	150	158,592
3.55%, 08/15/22	100	104,874
Cardinal Health Inc., 3.20%, 03/15/23	60	63,358
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	26	26,965
3.50%, 07/20/22 (Call 05/20/22)	68	70,742
3.70%, 03/09/23 (Call 02/09/23)	44	46,929
Eli Lilly & Co., 2.35%, 05/15/22	189	194,048
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23.	225	236,601
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	372	384,209
Johnson & Johnson, 2.05%, 03/01/23 (Call 01/01/23)	50	51,708
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)	41	42,781

Security	Par (000)	Value

Pharmaceuticals (continued)
Merck & Co. Inc., 2.40%, 09/15/22 (Call 06/15/22)(a)	$235	$241,810
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	210	215,462
2.40%, 09/21/22	310	320,968
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)(a)	45	47,230
		2,840,383
Pipelines — 1.8%
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	12	12,402
Energy Transfer Operating LP, 3.60%, 02/01/23 (Call 11/01/22)	50	52,265
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22 (Call 07/01/22)	12	12,689
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	55	57,991
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	66	69,388
3.95%, 09/01/22 (Call 06/01/22)	18	18,839
MPLX LP, 3.38%, 03/15/23 (Call 02/15/23)	70	73,918
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	40	41,507
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23 (Call 10/15/22)	41	42,717
TransCanada PipeLines Ltd., 2.50%, 08/01/22	35	36,091
Williams Companies Inc. (The), 3.35%, 08/15/22 (Call 05/15/22)	76	78,715
		496,522
Real Estate Investment Trusts — 1.0%
American Tower Corp., 3.50%, 01/31/23.	85	89,994
Crown Castle International Corp., 5.25%, 01/15/23.	160	174,304
		264,298
Retail — 4.0%
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	33	34,019
Costco Wholesale Corp., 2.30%, 05/18/22 (Call 04/18/22)	207	212,243
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	370	380,919
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	85	87,248
Starbucks Corp., 2.70%, 06/15/22 (Call 04/15/22)	83	85,346
Walgreen Co., 3.10%, 09/15/22(a)	41	42,710
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	247	256,248
		1,098,733
Semiconductors — 5.2%
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	75	76,860
2.70%, 12/15/22	350	365,645
3.10%, 07/29/22	160	166,757
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	40	42,066
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	175	182,430
3.00%, 05/20/22(a)	505	522,917
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	85	86,634
		1,443,309
Software — 4.3%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	40	41,930
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	51	53,240
Microsoft Corp.
2.13%, 11/15/22	187	193,291
2.65%, 11/03/22 (Call 09/03/22)	178	184,972
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	170	174,192
2.50%, 10/15/22	460	477,273
2.63%, 02/15/23 (Call 01/15/23)	25	26,119

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	$26	$26,937
		1,177,954
Telecommunications — 2.2%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	145	150,143
3.00%, 06/30/22 (Call 04/30/22)(a)	60	61,992
Cisco Systems Inc.
2.60%, 02/28/23	140	146,661
3.00%, 06/15/22	150	155,655
Verizon Communications Inc., 2.45%, 11/01/22 (Call 08/01/22)	70	72,209
Vodafone Group PLC, 2.50%, 09/26/22	10	10,337
		596,997
Textiles — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	30	31,657

Transportation — 3.1%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)(a)	180	188,910
3.05%, 09/01/22 (Call 06/01/22)	60	62,148
FedEx Corp., 2.63%, 08/01/22	58	59,941
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)	41	42,835
Ryder System Inc., 3.40%, 03/01/23 (Call 02/01/23)	50	52,856
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	40	41,718
4.16%, 07/15/22 (Call 04/15/22)	35	36,601
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)	10	10,249
2.45%, 10/01/22	334	345,954
		841,212

Total Corporate Bonds & Notes — 98.7%
(Cost: $26,282,363)		27,123,539

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(b)(c)(d)	1,069	$1,069,555
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	269	269,000
		1,338,555

Total Short-Term Investments — 4.9%
(Cost: $1,338,015)		1,338,555

Total Investments in Securities — 103.6%
(Cost: $27,620,378)		28,462,094

Other Assets, Less Liabilities — (3.6)%		(982,277)

Net Assets — 100.0%		$27,479,817

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,216,086	$—	$(146,402	)(a)	$99	$(228)	$1,069,555	1,069	$489	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	529,000	—	(260,000	)(a)	—	—	269,000	269	94		—
					$99	$(228)	$1,338,555		$583		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF
January 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes.	$—	$27,123,539	$—	$27,123,539
Money Market Funds	1,338,555	—	—	1,338,555
	$1,338,555	$27,123,539	$—	$28,462,094